Supplemental guarantor financial information (Condensed consolidated statements of cash flows - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		$ 1,080,353	$ 1,039,516	$ 1,177,172
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,727,296	1,791,336	1,843,003
Asset impairment		61,286	81,607	16,335
Amortization of debt issuance costs and debt discount		65,420	55,768	45,582
Amortization of lease premium intangibles		13,632	19,836	23,042
Amortization of fair value adjustments on debt		(194,728)	(335,998)	(442,972)
Accretion of fair value adjustments on deposits and maintenance liabilities		31,360	55,210	76,246
Maintenance rights write-off	[1]	539,772	652,111	628,643
Maintenance liability release to income		(302,408)	(421,332)	(243,809)
Net gain on sale of assets		(229,093)	(138,522)	(183,328)
Deferred income taxes		157,021	161,340	110,353
Restructuring related expenses		5,097	33,588	49,311
Other		120,489	121,700	90,074
Net cash provided by operating activities		3,140,217	3,381,232	3,360,040
Purchase of flight equipment		(3,956,671)	(2,892,731)	(2,772,110)
Proceeds from sale or disposal of assets		1,779,321	2,366,242	1,568,235
Prepayments on flight equipment		(1,268,585)	(947,419)	(791,546)
Collections of finance and sales-type leases		91,918	74,207	54,975
Movement in restricted cash		(35,276)	90,267	297,941
Other		(38,102)	(21,678)	(73,400)
Net cash used in investing activities		(3,427,395)	(1,331,112)	(1,715,905)
Issuance of debt		5,596,402	3,642,166	3,913,840
Repayment of debt		(4,695,453)	(5,213,724)	(4,043,743)
Debt issuance costs paid		(81,396)	(34,687)	(49,417)
Maintenance payments received		756,314	794,711	776,488
Maintenance payments returned		(523,403)	(505,407)	(558,477)
Security deposits received		187,378	201,970	171,408
Security deposits returned		(188,362)	(270,575)	(144,445)
Repurchase of shares and tax withholdings on share-based compensation		(1,138,782)	(1,021,119)	(793,945)
Net cash used in financing activities		(87,568)	(2,417,166)	(728,291)
Net (decrease) increase in cash and cash equivalents		(374,746)	(367,046)	915,844
Effect of exchange rate changes		(1,032)	(605)	(3,115)
Cash and cash equivalents at beginning of period		2,035,447	2,403,098	1,490,369
Cash and cash equivalents at end of period		1,659,669	2,035,447	2,403,098
AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		1,080,000	1,040,000	1,177,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		0	0	0
Depreciation and amortization		1,727,000	1,791,000	1,843,000
Asset impairment		61,000	82,000	16,000
Amortization of debt issuance costs and debt discount		65,000	56,000	46,000
Amortization of lease premium intangibles		14,000	20,000	23,000
Amortization of fair value adjustments on debt		(195,000)	(336,000)	(443,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		31,000	55,000	76,000
Maintenance rights write-off		540,000	652,000	629,000
Maintenance liability release to income		(302,000)	(421,000)	(244,000)
Net gain on sale of assets		(229,000)	(139,000)	(183,000)
Deferred income taxes		157,000	161,000	110,000
Restructuring related expenses		5,000	34,000	49,000
Other		121,000	122,000	90,000
Cash flow from operating activities before changes in working capital		3,075,000	3,117,000	3,189,000
Working capital		65,000	264,000	171,000
Net cash provided by operating activities		3,140,000	3,381,000	3,360,000
Purchase of flight equipment		(3,957,000)	(2,893,000)	(2,772,000)
Proceeds from sale or disposal of assets		1,779,000	2,367,000	1,568,000
Prepayments on flight equipment		(1,268,000)	(947,000)	(792,000)
Collections of finance and sales-type leases		92,000	74,000	55,000
Movement in restricted cash		(35,000)	90,000	298,000
Other		(38,000)	(22,000)	(73,000)
Net cash used in investing activities		(3,427,000)	(1,331,000)	(1,716,000)
Issuance of debt		5,596,000	3,642,000	3,914,000
Repayment of debt		(4,695,000)	(5,214,000)	(4,044,000)
Debt issuance costs paid		(81,000)	(35,000)	(49,000)
Maintenance payments received		756,000	796,000	776,000
Maintenance payments returned		(523,000)	(505,000)	(558,000)
Security deposits received		186,000	202,000	171,000
Security deposits returned		(188,000)	(271,000)	(144,000)
Dividend paid to non-controlling interest holders			(11,000)
Repurchase of shares and tax withholdings on share-based compensation		(1,139,000)	(1,021,000)	(794,000)
Net cash used in financing activities		(88,000)	(2,417,000)	(728,000)
Net (decrease) increase in cash and cash equivalents		(375,000)	(367,000)	916,000
Effect of exchange rate changes			(1,000)	(3,000)
Cash and cash equivalents at beginning of period		2,035,000	2,403,000	1,490,000
Cash and cash equivalents at end of period		1,660,000	2,035,000	2,403,000
Eliminations | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		(1,989,000)	(2,084,000)	(2,269,000)
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		1,989,000	2,084,000	2,269,000
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Amortization of debt issuance costs and debt discount		0	0	0
Amortization of lease premium intangibles		0	0	0
Amortization of fair value adjustments on debt		0	0	0
Accretion of fair value adjustments on deposits and maintenance liabilities		0	0	0
Maintenance rights write-off		0	0	0
Maintenance liability release to income		0	0	0
Net gain on sale of assets		0	0	0
Deferred income taxes		0	0	0
Restructuring related expenses		0	0	0
Other		0	0	0
Cash flow from operating activities before changes in working capital		0	0	0
Working capital		0	0	0
Net cash provided by operating activities		0	0	0
Purchase of flight equipment		0	0	0
Proceeds from sale or disposal of assets		0	0	0
Prepayments on flight equipment		0	0	0
Collections of finance and sales-type leases		0	0	0
Movement in restricted cash		0	0	0
Other		0	0	0
Net cash used in investing activities		0	0	0
Issuance of debt		0	0	0
Repayment of debt		0	0	0
Debt issuance costs paid		0	0	0
Maintenance payments received		0	0	0
Maintenance payments returned		0	0	0
Security deposits received		0	0	0
Security deposits returned		0	0	0
Dividend paid to non-controlling interest holders			0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash used in financing activities		0	0	0
Net (decrease) increase in cash and cash equivalents		0	0	0
Effect of exchange rate changes			0	0
Cash and cash equivalents at beginning of period		0	0	0
Cash and cash equivalents at end of period		0	0	0
AerCap Holdings N.V. | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		1,076,000	1,047,000	1,179,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(1,118,000)	(1,094,000)	(1,262,000)
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Amortization of debt issuance costs and debt discount		0	0	1,000
Amortization of lease premium intangibles		0	0	0
Amortization of fair value adjustments on debt		0	0	0
Accretion of fair value adjustments on deposits and maintenance liabilities		0	0	0
Maintenance rights write-off		0	0	0
Maintenance liability release to income		0	0	0
Net gain on sale of assets		0	0	0
Deferred income taxes		(7,000)	(7,000)	(28,000)
Restructuring related expenses		0	0	0
Other		62,000	63,000	64,000
Cash flow from operating activities before changes in working capital		13,000	9,000	(46,000)
Working capital		1,143,000	1,002,000	846,000
Net cash provided by operating activities		1,156,000	1,011,000	800,000
Purchase of flight equipment		0	0	0
Proceeds from sale or disposal of assets		0	0	0
Prepayments on flight equipment		0	0	0
Collections of finance and sales-type leases		0	0	0
Movement in restricted cash		0	0	0
Other		0	0	0
Net cash used in investing activities		0	0	0
Issuance of debt		0	0	300,000
Repayment of debt		0	0	(300,000)
Debt issuance costs paid		0	0	0
Maintenance payments received		0	0	0
Maintenance payments returned		0	0	0
Security deposits received		0	0	0
Security deposits returned		0	0	0
Dividend paid to non-controlling interest holders			0
Repurchase of shares and tax withholdings on share-based compensation		(1,139,000)	(1,021,000)	(794,000)
Net cash used in financing activities		(1,139,000)	(1,021,000)	(794,000)
Net (decrease) increase in cash and cash equivalents		17,000	(10,000)	6,000
Effect of exchange rate changes			0	1,000
Cash and cash equivalents at beginning of period		4,000	14,000	7,000
Cash and cash equivalents at end of period		21,000	4,000	14,000
AerCap Global Aviation Trust | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		775,000	919,000	1,061,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(167,000)	(237,000)	(104,000)
Depreciation and amortization		630,000	770,000	868,000
Asset impairment		9,000	32,000	3,000
Amortization of debt issuance costs and debt discount		14,000	13,000	10,000
Amortization of lease premium intangibles		4,000	7,000	7,000
Amortization of fair value adjustments on debt		(192,000)	(330,000)	(435,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		16,000	33,000	65,000
Maintenance rights write-off		282,000	395,000	350,000
Maintenance liability release to income		(100,000)	(206,000)	(141,000)
Net gain on sale of assets		(113,000)	(33,000)	(168,000)
Deferred income taxes		87,000	98,000	136,000
Restructuring related expenses		0	0	0
Other		9,000	13,000	(36,000)
Cash flow from operating activities before changes in working capital		1,254,000	1,474,000	1,616,000
Working capital		(163,000)	911,000	(587,000)
Net cash provided by operating activities		1,091,000	2,385,000	1,029,000
Purchase of flight equipment		(1,685,000)	(594,000)	(1,476,000)
Proceeds from sale or disposal of assets		893,000	998,000	1,083,000
Prepayments on flight equipment		(936,000)	(937,000)	(585,000)
Collections of finance and sales-type leases		49,000	26,000	17,000
Movement in restricted cash		0	0	0
Other		(36,000)	0	(73,000)
Net cash used in investing activities		(1,715,000)	(507,000)	(1,034,000)
Issuance of debt		2,431,000	1,012,000	2,500,000
Repayment of debt		(2,400,000)	(2,825,000)	(2,010,000)
Debt issuance costs paid		(28,000)	(9,000)	(17,000)
Maintenance payments received		251,000	292,000	306,000
Maintenance payments returned		(216,000)	(234,000)	(244,000)
Security deposits received		58,000	57,000	97,000
Security deposits returned		(79,000)	(111,000)	(83,000)
Dividend paid to non-controlling interest holders			0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash used in financing activities		17,000	(1,818,000)	549,000
Net (decrease) increase in cash and cash equivalents		(607,000)	60,000	544,000
Effect of exchange rate changes			0	0
Cash and cash equivalents at beginning of period		829,000	769,000	225,000
Cash and cash equivalents at end of period		222,000	829,000	769,000
AerCap Ireland Capital Designated Activity Company | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		623,000	757,000	929,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(774,000)	(919,000)	(1,060,000)
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Amortization of debt issuance costs and debt discount		5,000	5,000	5,000
Amortization of lease premium intangibles		0	0	0
Amortization of fair value adjustments on debt		0	0	0
Accretion of fair value adjustments on deposits and maintenance liabilities		0	0	0
Maintenance rights write-off		0	0	0
Maintenance liability release to income		0	0	0
Net gain on sale of assets		0	0	0
Deferred income taxes		(19,000)	(22,000)	(19,000)
Restructuring related expenses		0	0	0
Other		0	0	0
Cash flow from operating activities before changes in working capital		(165,000)	(179,000)	(145,000)
Working capital		(272,000)	181,000	193,000
Net cash provided by operating activities		(437,000)	2,000	48,000
Purchase of flight equipment		0	0	0
Proceeds from sale or disposal of assets		0	0	0
Prepayments on flight equipment		0	0	0
Collections of finance and sales-type leases		0	0	0
Movement in restricted cash		0	0	0
Other		0	0	0
Net cash used in investing activities		0	0	0
Issuance of debt		400,000	35,000	0
Repayment of debt		0	(35,000)	0
Debt issuance costs paid		(13,000)	0	0
Maintenance payments received		0	0	0
Maintenance payments returned		0	0	0
Security deposits received		0	0	0
Security deposits returned		0	0	0
Dividend paid to non-controlling interest holders			0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash used in financing activities		387,000	0	0
Net (decrease) increase in cash and cash equivalents		(50,000)	2,000	48,000
Effect of exchange rate changes			0	0
Cash and cash equivalents at beginning of period		64,000	62,000	14,000
Cash and cash equivalents at end of period		14,000	64,000	62,000
Guarantors | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	[2]	944,000	842,000	846,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries	[2]	(831,000)	(701,000)	(933,000)
Depreciation and amortization	[2]	87,000	72,000	65,000
Asset impairment	[2]	3,000	0	0
Amortization of debt issuance costs and debt discount	[2]	5,000	4,000	10,000
Amortization of lease premium intangibles	[2]	0	0	0
Amortization of fair value adjustments on debt	[2]	0	0	0
Accretion of fair value adjustments on deposits and maintenance liabilities	[2]	1,000	2,000	1,000
Maintenance rights write-off	[2]	13,000	22,000	17,000
Maintenance liability release to income	[2]	(23,000)	(19,000)	(8,000)
Net gain on sale of assets	[2]	(20,000)	(6,000)	(13,000)
Deferred income taxes	[2]	35,000	28,000	(38,000)
Restructuring related expenses	[2]	0	0	0
Other	[2]	45,000	(7,000)	34,000
Cash flow from operating activities before changes in working capital	[2]	259,000	237,000	(19,000)
Working capital	[2]	693,000	(545,000)	618,000
Net cash provided by operating activities	[2]	952,000	(308,000)	599,000
Purchase of flight equipment	[2]	(549,000)	(298,000)	(299,000)
Proceeds from sale or disposal of assets	[2]	137,000	158,000	94,000
Prepayments on flight equipment	[2]	0	(9,000)	0
Collections of finance and sales-type leases	[2]	33,000	22,000	12,000
Movement in restricted cash	[2]	(1,000)	9,000	(11,000)
Other	[2]	0	(22,000)	0
Net cash used in investing activities	[2]	(380,000)	(140,000)	(204,000)
Issuance of debt	[2]	0	0	0
Repayment of debt	[2]	(317,000)	(8,000)	(8,000)
Debt issuance costs paid	[2]	(3,000)	(2,000)	0
Maintenance payments received	[2]	65,000	39,000	24,000
Maintenance payments returned	[2]	(40,000)	(30,000)	(20,000)
Security deposits received	[2]	30,000	25,000	25,000
Security deposits returned	[2]	(11,000)	(10,000)	(47,000)
Dividend paid to non-controlling interest holders	[2]		0
Repurchase of shares and tax withholdings on share-based compensation	[2]	0	0	0
Net cash used in financing activities	[2]	(276,000)	14,000	(26,000)
Net (decrease) increase in cash and cash equivalents	[2]	296,000	(434,000)	369,000
Effect of exchange rate changes	[2]		(1,000)	(9,000)
Cash and cash equivalents at beginning of period	[2]	931,000	1,366,000	1,006,000
Cash and cash equivalents at end of period	[2]	1,227,000	931,000	1,366,000
Non- Guarantors | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		(349,000)	(441,000)	(569,000)
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		901,000	867,000	1,090,000
Depreciation and amortization		1,010,000	949,000	910,000
Asset impairment		49,000	50,000	13,000
Amortization of debt issuance costs and debt discount		41,000	34,000	20,000
Amortization of lease premium intangibles		10,000	13,000	16,000
Amortization of fair value adjustments on debt		(3,000)	(6,000)	(8,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		14,000	20,000	10,000
Maintenance rights write-off		245,000	235,000	262,000
Maintenance liability release to income		(179,000)	(196,000)	(95,000)
Net gain on sale of assets		(96,000)	(100,000)	(2,000)
Deferred income taxes		61,000	64,000	59,000
Restructuring related expenses		5,000	34,000	49,000
Other		5,000	53,000	28,000
Cash flow from operating activities before changes in working capital		1,714,000	1,576,000	1,783,000
Working capital		(1,336,000)	(1,285,000)	(899,000)
Net cash provided by operating activities		378,000	291,000	884,000
Purchase of flight equipment		(1,723,000)	(2,001,000)	(997,000)
Proceeds from sale or disposal of assets		749,000	1,211,000	391,000
Prepayments on flight equipment		(332,000)	(1,000)	(207,000)
Collections of finance and sales-type leases		10,000	26,000	26,000
Movement in restricted cash		(34,000)	81,000	309,000
Other		(2,000)	0	0
Net cash used in investing activities		(1,332,000)	(684,000)	(478,000)
Issuance of debt		2,765,000	2,595,000	1,114,000
Repayment of debt		(1,978,000)	(2,346,000)	(1,726,000)
Debt issuance costs paid		(37,000)	(24,000)	(32,000)
Maintenance payments received		440,000	465,000	446,000
Maintenance payments returned		(267,000)	(241,000)	(294,000)
Security deposits received		98,000	120,000	49,000
Security deposits returned		(98,000)	(150,000)	(14,000)
Dividend paid to non-controlling interest holders			(11,000)
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash used in financing activities		923,000	408,000	(457,000)
Net (decrease) increase in cash and cash equivalents		(31,000)	15,000	(51,000)
Effect of exchange rate changes			0	5,000
Cash and cash equivalents at beginning of period		207,000	192,000	238,000
Cash and cash equivalents at end of period		$ 176,000	$ 207,000	$ 192,000

[1]	Maintenance rights write-off consisted of the following:EOL and MR contract maintenance rights expense$355,845 $381,637 $348,366EOL contract maintenance rights write-off due to cash receipt106,433 96,503 118,438MR contract maintenance rights write-off due to maintenance liability release77,494 173,971 161,839Maintenance rights write-off$539,772 $652,111 $628,643
[2]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.